Receivables, Net - Trade Accounts Receivable, Net (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Trade Accounts Receivable [Line Items]
Unbilled Receivables, Not Billable at Balance Sheet Date	$ 963	$ 1,066
Trade Accounts Receivable [Member]
Trade Accounts Receivable [Line Items]
Amounts billed or billable	2,307	2,491
Unbilled amounts	395	447
Allowance for doubtful accounts	(102)	(112)
Accounts Receivable, net	$ 2,600	$ 2,826